Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2017
Prepaid Expenses And Other Assets [Abstract]
Prepaid Expenses and Other Current Assets

NOTE 6 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31, 2017	December 31, 2016
Prepaid voyage costs	$ 14	$ 27
Inventory	220	220
Other	671	1,353

Total prepaid expenses and other current assets	$ 905	$ 1,600

Inventories, which are comprised of bunkers due to freight voyages, are valued at cost as determined on the first-in, first-out basis. As of December 31, 2016, the amount of $1,353 represents the advances for working capital purposes for certain charter contracts.